Consolidated Condensed Statement of Cash Flows - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (5,617,146)	$ (4,810,316)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid through note payable to related party		381
Change in fair value of warrant liabilities	3,342,533	4,664,000
Offering costs associated with private placement warrants		9,344
Net gain from investments held in Trust Account	(47,067)	(227,051)
Changes in operating assets and liabilities:
Prepaid expenses	4,626	(372,265)
Accounts payable	2,175,235	315
Accrued expenses		1,695
Due to related party		(147)
Accrued income tax		12,010
Franchise tax payable	(74,779)	122,242
Net cash used in operating activities	(216,598)	(599,792)
Cash Flows from Investing Activities
Cash deposited in Trust Account		(483,000,000)
Interest released from Trust Account	134,093
Net cash provided by (used in) investing activities	134,093	(483,000,000)
Cash Flows from Financing Activities:
Repayment of note payable to related party		(195,475)
Proceeds received from initial public offering, gross		483,000,000
Proceeds received from private placement		11,660,000
Offering costs paid		(9,943,684)
Net cash provided by financing activities		484,520,841
Net increase (decrease) in cash	(82,505)	921,049
Cash - beginning of the period	921,049
Cash - end of the period	838,544	921,049
Supplemental disclosure of noncash activities:
Offering costs paid by related party in exchange for issuance of Class B common stock		25,000
Offering costs included in accrued expenses		75,000
Offering costs included in note payable		195,094
Deferred underwriting commissions in connection with the initial public offering		16,905,000
Warrant liabilities		8,628,400
Initial Value of Class A common stock subject to possible redemption		401,719,790
Change in Value of Class A common stock subject to possible redemption	$ (5,617,140)	$ 47,392,050